Related party transactions and balances (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
K.H. Goh Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 101,164	$ 138,210	$ 138,210	$ 138,210
Ms. Lung Lay Hua [Member]
Related Party Transaction [Line Items]
Officers compensation	176,841	241,600	238,758	256,294
Other liabilities	152		196		$ 207
Mr. Chew Kim Chwee [Member]
Related Party Transaction [Line Items]
Officers compensation	176,841	241,600	237,873	256,294
Mr. Goh Kian Hwa [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 87,835	$ 120,000	$ 117,151	$ 141,103